Hartford Life and Annuity Company Separate Account Three:
333-34998	Hartford Select Leaders (Series I/IR)
033-80732	Select Dimensions (Series I)

Hartford Life Insurance Company Separate Account Two:
333-101923	The Director (Series VIII and VIIIR)
333-69485	The Director (Series VII and VIIR)
The BB&T Director (Series II/IIR)
The Director Select (Series II/IIR)
333-69489	Nations (Series II/IIR)
333-19605	Director Immediate Variable Annuity
033-73570	The Director (Series VI)
033-06952	The Director (Series II-V)

Hartford Life and Annuity Insurance Company Separate Account One:
333-101924	The Director (Series VIII and VIIIR)
333-101945	The Director Plus (Series II/IIR)
333-101951	The Director Outlook (Series II and IIR)
333-69487	The Director (Series VII and VIIR)
333-45303	Director Access (Series I and IR)
333-66345	The Director Edge (Series I and IR)
333-91933	The Director Plus (Series I and IR)
333-39620	The Director Outlook (Series I and IR)
333-19607	Director Immediate Variable Annuity
033-73568	The Director (Series VI)
033-56790	The Director (Series IV-V)

Hartford Life Insurance Company Separate Account Seven:
333-69475	Hartford Leaders (Series I/IR)
333-91927	Hartford Leaders Plus (Series I/IR)

Hartford Life and Annuity Insurance Company Separate Account Seven:
333-76419	Hartford Leaders (Series I/IR)
333-91921	Hartford Leaders Plus (Series I/IR)
333-40410	Hartford Leaders Outlook (Series I/IR)

Hartford Life Insurance Company Separate Account Ten:
333-69439	Putnam Hartford Capital Manager (Series VI/VIR)
033-73566	Putnam Hartford Capital Manager (Series V)
033-17207	Putnam Capital Manager (Series I-IV)

Hartford Life and Annuity Insurance Company Separate Account Ten:
333-69429	Putnam Hartford Capital Manager (Series VI/VIR)
033-73572	Putnam Hartford Capital Manager (Series V)
033-60702	Putnam Capital Manager (Series I-IV)

Union Security Insurance Company Variable Account D:
333-79701	Income Preferred
333-43799	EmPower
033-37577	Masters
Masters +

033-19421	Opportunity
Opportunity +
333-65233	Triple Crown
033-63935	TD Waterhouse
333-43886	Union Security Variable Annuity
033-73986	Wells Fargo Passage

Union Security Life Insurance Company of New York Separate Account A:
033-71686	Masters (USL)
033-71688	Opportunity (USL)

Supplement Dated June 5, 2008 to your Prospectus Dated May 1, 2008

Supplement Dated June 5, 2008 to your Prospectus

The second paragraph of the sub-section entitled “Static Asset Allocation Models” in the section entitled “Other Programs Available” is deleted and replaced with the following:

If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.

This Supplement Should Be Retained With The Prospectus For Future Reference.

HV-6694